Accounting for Derivative Instruments and Hedging Activities (Details 2) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010
Foreign currency [Member] | Cost of goods sold [Member]
Derivative Instruments Gain Loss Recognized In Income Net [Abstract]
Derivative Instruments Gain Loss Recognized In Net Earnings	$ 6.8	$ (6.9)
Foreign currency [Member] | Foreign currency transaction gain (loss) [Member]
Derivative Instruments Gain Loss Recognized In Income Net [Abstract]
Derivative Instruments Gain Loss Recognized In Net Earnings	7.9	30.6
Commodity [Member] | Cost of goods sold [Member]
Derivative Instruments Gain Loss Recognized In Income Net [Abstract]
Derivative Instruments Gain Loss Recognized In Net Earnings	8.3	79.6
Freight Contracts [Member] | Cost of goods sold [Member]
Derivative Instruments Gain Loss Recognized In Income Net [Abstract]
Derivative Instruments Gain Loss Recognized In Net Earnings	$ (2.0)	$ 0